Earnings Per Share (Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Income/(loss) from continuing operations	$ 40,519		$ (16,443)		$ 134,012
Income/(loss) from discontinued operations, net of tax	548	[1]	148	[1]	8,618	[1]
Net income/(loss)	41,067		(16,295)		142,630
Net income attributable to noncontrolling interest	11,465		11,464		11,434
Net income/(loss) attributable to controlling interest	29,602		(27,759)		131,196
Preferred stock dividends	5,838		0		0
Net income/(loss) available to common shareholders	23,764		(27,759)		131,196
Net income/(loss) from continuing operations available to common shareholders	$ 23,216		$ (27,907)		$ 122,578

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.